Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Other Assets [Line Items]
Prepaids	$ 52.6	$ 47.9
Deferred financing cost	6.1	3.1
Other	10.0	8.2
Total other assets	68.7	59.2
Current	63.9	57.7
Non-current	$ 4.8	$ 1.5